Debt Obligations (Exchangeable Senior Notes) (Narrative) (Details)			9 Months Ended	12 Months Ended
	Mar. 18, 2014 USD ($) $ / shares	Mar. 18, 2014 USD ($) $ / shares	Sep. 30, 2015 USD ($) property $ / shares	Dec. 31, 2014 USD ($) property $ / shares	Dec. 31, 2013 USD ($)	Jul. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jun. 09, 2014 USD ($)
Debt Obligation [Line Items]
Reclassification of fair value of embedded exchange option on 3.75% exchangeable senior notes				$ 11,726,000
Derivative, loss on derivative				$ 3,415,000
Mortgage loans on real estate, number of loans | property			28	11
Mortgage loans on real estate, carrying amount of mortgages			$ 318,874,000	$ 161,642,000	$ 48,899,000
Redevelopment Activities [Member]
Debt Obligation [Line Items]
Capitalized interest				$ 67,000	$ 94,000
Convertible Debt [Member] | Exchangeable Senior Notes 3.75% [Member]
Debt Obligation [Line Items]
Debt instrument, face amount	$ 115,000,000	$ 115,000,000
Debt instrument, interest rate, stated percentage	3.75%	3.75%		3.75%
Debt instrument, maturity date		Mar. 15, 2019		Mar. 15, 2019
Debt instrument, convertible, conversion ratio	161.1863		40.3832	161.5329
Debt instrument, convertible, conversion price | $ / shares	$ 6.20	$ 6.20	$ 24.76	$ 6.19
Debt instrument, redemption price, percentage of principal amount redeemable		100.00%
Long-term debt, fair value	$ 106,689,000	$ 106,689,000
Debt instrument, carrying amount				$ 115,000,000
Debt instrument, unamortized discount				7,164,000
Debt instrument, discount, carrying value				$ 107,836,000
Convertible Debt [Member] | Exchangeable Senior Notes 3.75% [Member] | Scenario, Forecast [Member]
Debt Obligation [Line Items]
Debt instrument, convertible, conversion price | $ / shares				$ 6.90
Conversion of Class B-1 & Class B-2 shares into common stock				$ 128,176,000
Debt instrument, convertible, if-converted value in excess of principal				$ 13,176,000
Unsecured Revolving Credit And Term Loan Agreement [Member]
Debt Obligation [Line Items]
Debt instrument, face amount							$ 1,000,000,000	$ 400,000,000
Term Loan [Member]
Debt Obligation [Line Items]
Debt instrument, face amount						$ 300,000,000		200,000,000
Debt instrument, carrying amount								200,000,000
Unsecured Credit Facillity [Member]
Debt Obligation [Line Items]
Debt instrument, face amount						$ 450,000,000		200,000,000
Senior Secured Revolving Credit Facility [Member]
Debt Obligation [Line Items]
Debt instrument, maturity date				Sep. 30, 2015
Maximum [Member] | Unsecured Revolving Credit And Term Loan Agreement [Member]
Debt Obligation [Line Items]
Debt instrument, face amount								$ 800,000,000